Acquisition of Navios Acquisition - Lease Future Amortization Income (Details) - USD ($) $ in Thousands	Aug. 25, 2021	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Within One Year		$ (126,710)
Year Two		(52,501)
Year Three		20,431
Year Four		12,462
Year Five		11,445
Year Six and thereafter		941
Total	$ (6,529)	$ (224,490)
Above Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Within One Year	24,398
Year Two	18,232
Year Three	18,156
Year Four	17,702
Year Five	11,182
Year Six and thereafter	22,469
Total	112,139
Below Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Within One Year	(4,672)
Year Two	(1,857)
Year Three	0
Year Four	0
Year Five	0
Year Six and thereafter	0
Total	$ (6,529)